Product Warranties (Schedule Of Changes In Accrual For Product Warranties) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Product Warranties [Abstract]
Balance at beginning of year	$ 175,000	$ 170,000
Liabilities accrued for warranties issued during the year	411,381	257,550
Warranty claims and costs paid during the period	(273,947)	(217,150)
Changes in liability for pre-existing warranties during the year	(62,434)	(35,400)
Balance at end of year	$ 250,000	$ 175,000